Sundry provisions (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of sundry provisions

	Note	Sep/2021	Dec/2020
Provision for environmental damages	(a)	1,037,057	602,490
Provision for customers rebates	(b)	86,859	123,465
Other		182,028	148,253
Total		1,305,944	874,208

Current liabilities		457,109	362,407
Non-current liabilities		848,835	511,801
Total		1,305,944	874,208